SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION [Abstract]
Schedule of Assumptions Used

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2012
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 9, 2012	2.05%	2.2 ~ 3.0 times	58.7%	0%	3-9.5%

	Year Ended December 31, 2013
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
April 3, 2013	2.29%	2.8 times	51.78%	0%	3%

Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2012 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2013 (after modification of exercise price)	7,179,500	$0.25
Granted	140,000	$0.25
Forfeited	(304,912)	$0.25
Expired	(92,918)	$0.25
Exercised	(550,420)	$0.25
Options outstanding on December 31, 2013	6,371,250	$0.25	6.42	$-
Options vested or expected to vest on December 31, 2013	5,915,969	$0.25	6.37	$-
Options exercisable on December 31, 2013	5,364,292	$0.25	6.43	$-